Average number of employees - Summary of average number of employees (Parenthetical) (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of average number of employees [Line Items]
Average number of employees	46,807	51,029	54,938
Singapore [member]
Disclosure of average number of employees [Line Items]
Average number of employees	434	262
India [member]
Disclosure of average number of employees [Line Items]
Average number of employees	310	280